Borrowings (Details) - Schedule of current and non- current break up - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of current and non- current break up [Abstract]
Term loan, Maturity	2028
Term loan, Amount	$ 1,782,603	$ 1,980,670
Total term loan amount	1,782,603	1,980,670
Current
Term loan	$ 396,134
Bonds, Maturity	On demand
Bonds, Amount	$ 171,343,445		182,781,617
Total	$ 171,739,579	$ 177,321,777	$ 182,781,617	$ 7,000,000